SEGMENT INFORMATION (Details)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($) segment	Dec. 31, 2025 segment
SEGMENT INFORMATION
Number of reportable segments | segment	1		1	3
General and administrative expenses	$ 659	$ 82,675	$ 119,944
Single reportable segment
SEGMENT INFORMATION
General and administrative expenses	$ 659	$ 82,675	$ 119,944